GENERAL AND ADMINISTRATIVE EXPENSES BY NATURE (EXCLUDING DISCONTINUED OPERATIONS) (Tables)	12 Months Ended
Aug. 31, 2020
Selling, general and administrative expense [abstract]
Disclosure of detailed information about general and administrative expenses [Table Text Block]

	AUGUST 31, 2020	AUGUST 31, 2019
Office and general	$11,819	$7,942
Wages and benefits	7,611	4,443
Professional fees	5,367	4,636
Depreciation and amortization	1,510	664
Research and development	1,269	409
Travel and accommodation	383	456
Utilities	37	43
Total general and administrative expenses	$27,996	$18,593